Financing Receivables (Analysis of Each Class of Loans Not Carried At Fair Value Using Internal Ratings or Equivalent Credit Quality Indicators) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Secured Loans at Banks [Member] AAA-BBB [Member] USD ($)	Mar. 31, 2011 Secured Loans at Banks [Member] AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 Secured Loans at Banks [Member] BB-CCC [Member] USD ($)	Mar. 31, 2011 Secured Loans at Banks [Member] BB-CCC [Member] JPY (¥)	Mar. 31, 2011 Secured Loans at Banks [Member] Others [Member] USD ($)		Mar. 31, 2011 Secured Loans at Banks [Member] Others [Member] JPY (¥)		Mar. 31, 2011 Secured Loans at Banks [Member] Total [Member] USD ($)	Mar. 31, 2011 Secured Loans at Banks [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Unsecured Loans at Banks [Member] AAA-BBB [Member] USD ($)	Mar. 31, 2011 Unsecured Loans at Banks [Member] AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 Unsecured Loans at Banks [Member] CC-D [Member] USD ($)	Mar. 31, 2011 Unsecured Loans at Banks [Member] CC-D [Member] JPY (¥)	Mar. 31, 2011 Unsecured Loans at Banks [Member] Total [Member] USD ($)	Mar. 31, 2011 Unsecured Loans at Banks [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] Others [Member] USD ($)		Mar. 31, 2011 Short-Term Secured Margin Loans [Member] Others [Member] JPY (¥)		Mar. 31, 2011 Short-Term Secured Margin Loans [Member] Total [Member] USD ($)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Secured Inter-Bank Money Market Loans [Member] AAA-BBB [Member] USD ($)	Mar. 31, 2011 Secured Inter-Bank Money Market Loans [Member] AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 Secured Inter-Bank Money Market Loans [Member] Total [Member] USD ($)	Mar. 31, 2011 Secured Inter-Bank Money Market Loans [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Secured Corporate Loans [Member] AAA-BBB [Member] USD ($)	Mar. 31, 2011 Secured Corporate Loans [Member] AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 Secured Corporate Loans [Member] BB-CCC [Member] USD ($)	Mar. 31, 2011 Secured Corporate Loans [Member] BB-CCC [Member] JPY (¥)	Mar. 31, 2011 Secured Corporate Loans [Member] CC-D [Member] USD ($)	Mar. 31, 2011 Secured Corporate Loans [Member] CC-D [Member] JPY (¥)	Mar. 31, 2011 Secured Corporate Loans [Member] Others [Member] USD ($)		Mar. 31, 2011 Secured Corporate Loans [Member] Others [Member] JPY (¥)		Mar. 31, 2011 Secured Corporate Loans [Member] Total [Member] USD ($)	Mar. 31, 2011 Secured Corporate Loans [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Unsecured Corporate Loans [Member] AAA-BBB [Member] USD ($)	Mar. 31, 2011 Unsecured Corporate Loans [Member] AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 Unsecured Corporate Loans [Member] BB-CCC [Member] USD ($)	Mar. 31, 2011 Unsecured Corporate Loans [Member] BB-CCC [Member] JPY (¥)	Mar. 31, 2011 Unsecured Corporate Loans [Member] CC-D [Member] USD ($)	Mar. 31, 2011 Unsecured Corporate Loans [Member] CC-D [Member] JPY (¥)	Mar. 31, 2011 Unsecured Corporate Loans [Member] Total [Member] USD ($)	Mar. 31, 2011 Unsecured Corporate Loans [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Advances to Affiliated Companies [Member] USD ($)	Mar. 31, 2011 Advances to Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Advances to Affiliated Companies [Member] AAA-BBB [Member] USD ($)	Mar. 31, 2011 Advances to Affiliated Companies [Member] AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 Advances to Affiliated Companies [Member] Others [Member] USD ($)		Mar. 31, 2011 Advances to Affiliated Companies [Member] Others [Member] JPY (¥)		Mar. 31, 2011 Advances to Affiliated Companies [Member] Total [Member] USD ($)	Mar. 31, 2011 Advances to Affiliated Companies [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] USD ($)	Mar. 31, 2011 AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] USD ($)	Mar. 31, 2011 BB-CCC [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] USD ($)	Mar. 31, 2011 CC-D [Member] JPY (¥)	Mar. 31, 2011 Others [Member] USD ($)		Mar. 31, 2011 Others [Member] JPY (¥)		Mar. 31, 2011 Total [Member] USD ($)	Mar. 31, 2011 Total [Member] JPY (¥)
Loans receivable	$ 8,819	¥ 729,870	$ 1,353	¥ 111,841	$ 211	¥ 17,449	$ 305	[1]	¥ 25,344	[1]	$ 1,869	¥ 154,634	$ 1,240	¥ 102,636	$ 0	¥ 7	$ 1,240	¥ 102,643	$ 2,500	¥ 206,910	$ 2,500	[1]	¥ 206,910	[1]	$ 2,500	¥ 206,910	$ 100	¥ 8,281	$ 100	¥ 8,281	$ 369	¥ 30,567	$ 62	¥ 5,170	$ 24	¥ 2,000	$ 1,484	[1]	¥ 122,750	[1]	$ 1,939	¥ 160,487	$ 366	¥ 30,309	$ 634	¥ 52,445	$ 17	¥ 1,395	$ 1,017	¥ 84,149	$ 154	¥ 12,766	$ 148	¥ 12,283	$ 6	[1]	¥ 483	[1]	$ 154	¥ 12,766	$ 3,576	¥ 295,917	$ 907	¥ 75,064	$ 41	¥ 3,402	$ 4,295	[1]	¥ 355,487	[1]	$ 8,819	¥ 729,870

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.